Financial Instruments and Risk Management	12 Months Ended
Jan. 02, 2016
Investments, All Other Investments [Abstract]
Financial Instruments and Risk Management
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
The Company follows FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”), which provides a consistent definition of fair value, focuses on exit price, prioritizes the use of market-based inputs over entity-specific inputs for measuring fair value and establishes a three-tier hierarchy for fair value measurements. ASC 820 requires fair value measurements to be classified and disclosed in one of the following three categories:

Level 1:	Fair value is measured using quoted prices (unadjusted) in active markets for identical assets and liabilities.

Level 2:	Fair value is measured using either direct or indirect inputs, other than quoted prices included within Level 1, which are observable for similar assets or liabilities.

Level 3:	Fair value is measured using valuation techniques in which one or more significant inputs are unobservable.

The Company’s financial instruments consist of cash and cash equivalents, accounts and notes receivable, accounts payable, foreign currency forward exchange contracts, interest rate swap arrangements, borrowings under the Revolving Credit Facility and long-term debt. The carrying amount of the Company’s financial instruments is historical cost, which approximates fair value, except for the interest rate swaps and foreign currency forward exchange contracts, which are carried at fair value. The carrying value and the fair value of the Company’s long-term debt, excluding capital leases, are as follows:

(In millions)	January 2, 2016	January 3, 2015
Carrying value	$819.4	$900.2
Fair value	836.3	928.4

The fair value of the fixed rate debt was based on third-party quotes (Level 2). The fair value of the variable rate debt was calculated by discounting the future cash flows to its present value using a discount rate based on the risk-free rate of the same maturity (Level 3).
The Company follows ASC 815, which is intended to improve transparency in financial reporting and requires that all derivative instruments be recorded on the consolidated balance sheets at fair value by establishing criteria for designation and effectiveness of hedging relationships. The Company utilizes foreign currency forward exchange contracts to manage the volatility associated primarily with U.S. dollar inventory purchases made by non-U.S. wholesale operations in the normal course of business. These foreign currency forward exchange hedge contracts extend out to a maximum of 349 days and 336 days, as of January 2, 2016 and January 3, 2015, respectively. The Company also utilizes foreign currency forward exchange contracts that are not designated as hedging instruments to manage foreign currency translation exposure. Foreign currency derivatives not designated as hedges are offset by foreign exchange gains or losses resulting from the underlying exposures of foreign currency denominated assets and liabilities.
The Company has two interest rate swap arrangements which exchange floating rate for fixed rate interest payments over the life of the agreements without the exchange of the underlying notional amounts. These derivative instruments, which, unless otherwise terminated, will mature on October 6, 2017 and July 13, 2020, have been designated as cash flow hedges of the debt. The notional amounts of the interest rate swap arrangements are used to measure interest to be paid or received and do not represent the amount of exposure to credit loss. The Company does not hold or issue financial instruments for trading purposes.
The notional amounts of the Company’s derivative instruments are as follows:

(Dollars in millions)	January 2, 2016	January 3, 2015
Foreign exchange contracts:
Hedge contracts	$192.6	$141.6
Non-hedge contracts	23.2	—
Interest rate swaps (1)	609.7	405.4

(1)	Includes a forward starting interest rate swap with a notional amount of $288.8 million, which has an effective date of October 17, 2016.
The following table sets forth financial assets and liabilities measured at fair value in the consolidated balance sheets and the respective pricing levels to which the fair value measurements are classified within the fair value hierarchy.

	Fair Value Measurements
	Quoted Prices With Other Observable Inputs (Level 2)
(In millions)	January 2, 2016	January 3, 2015
Financial assets:
Foreign exchange contracts asset - hedge	$6.7	$8.6
Foreign exchange contracts asset - non-hedge	0.5	—
Interest rate swap asset	0.2	0.6
Financial liabilities:
Interest rate swap liability	$3.9	$—
Foreign exchange contracts asset - non-hedge	0.1	—

The fair value of the foreign currency forward exchange contracts represents the estimated receipts or payments necessary to terminate the contracts. Hedge effectiveness is evaluated by the hypothetical derivative method. Any hedge ineffectiveness is reported within the Cost of goods sold line item in the consolidated statements of operations. Hedge ineffectiveness was not material to the Company’s consolidated financial statements for fiscal years 2015, 2014 and 2013. If, in the future, the foreign exchange contracts are determined to be ineffective hedges or terminated before their contractual termination dates, the Company would be required to reclassify into earnings all or a portion of the unrealized amounts related to the cash flow hedges that are currently included in accumulated other comprehensive loss within stockholders’ equity.
The differential paid or received on the interest rate swap arrangements is recognized as interest expense. In accordance with ASC 815, the Company has formally documented the relationship between the interest rate swaps and the variable rate borrowings, as well as its risk management objective and strategy for undertaking the hedge transaction. This process included linking the derivative to the specific liability or asset on the balance sheet. The Company also assessed at the hedges’ inception, and continues to assess on an ongoing basis, whether the derivatives used in the hedging transaction are highly effective in offsetting changes in the cash flows of the hedged item. The effective portion of unrealized gains (losses) is deferred as a component of accumulated other comprehensive loss and will be recognized in earnings at the time the hedged item affects earnings. Any ineffective portion of the change in fair value will be immediately recognized in earnings.